Segment Reporting	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Segment Reporting
23	Segment reporting
The Entity’s reportable segments are those business units which provide different services and are separately managed since each business demands different market strategies.
The main information used by management for assessment of the performance of each segment is the profit by segment for the analysis of the return of these investments.
The information on assets and liabilities by segment is not disclosed in these financial statements because it is not used by management when managing segments. Management does not make an analysis by geographical areas for the management of the Entity’s business.
Segments are independently managed, with professionals specifically skilled allocated in each segment.
Global Investment Products and Solutions (Global IP&S)
The Global IP&S segment provides access to a network of world-class GPs and top-tier
asset managers as well as proprietary investment solutions, on a discretionary and non-discretionary
basis. The strategy is designed to deliver investment and advisory solutions, with a focus on alpha generation, tailored to clients’ objectives. Within the Global IP&S segment, we provide multi-asset allocation strategies, as well as portfolio and management services, structured around medium to long-term risk allocation. The segment operates as a comprehensive strategy that includes Third-Party Distribution (Liquid and Alternative), Separate Mandates, Commingled Funds, Brokerage, Pension Plans, Global Solutions and Vinci Retirement Services.
Credit
The segment operates across three business lines: Public and Private Credit, Opportunistic Capital Solutions, and Agribusiness Credit, with both local and hard currency strategies. The Credit segment is designed to address the diverse financing needs of both mature and growing businesses through a broad range of sub-strategies,
including local currency high grade and high yield, structured credit and confirming, real estate and infrastructure credit, agribusiness, hard currency high-grade and high-yield strategies, and opportunistic capital solutions.
Private Equity
The Private Equity segment has a sector-agnostic approach focused on growth equity investments in Brazil. The main strategic focus is vale creation by promoting revenue, productivity and profitability growth through significant operating and management changes in portfolio companies. The Private Equity segment invests through two sub-strategies:
Vinci Capital Partners, which focuses on control and
co-control
investments, and Vinci Impact and Return, that focuses on minority investments in small-to-medium
enterprises with a dual mandate of generating ESG impact as well as market returns.
Equities
The Equities segment operates through two distinct strategies, delivering robust and diversified investment solutions across Latin America or specific country markets. These strategies are designed to capitalize on regional opportunities and specialized market dynamics, offering clients tailored approaches to achieve their investment goals. The segment includes a range of sub-strategies
to address different investor profiles and market conditions, including Long Only, Dividends, Small Caps, Long Biased, and other specialized approaches.
Real Assets
The Real Assets segment comprises investments focused on tangible, income-generating assets through real estate, infrastructure and forestry strategies, as described below:

(i)	Real Estate
The Real Estate segment is focused on income-generating mature real estate assets across Brazil through REITs listed on the B3, including shopping centers, industrial properties, commercial offices, urban properties and funds of funds, and seek to achieve differentiated returns through an active management of a diversified and quality portfolio. The strategy covers also additional development strategies in Brazil, Uruguay and Peru, following up to five key steps: origination of opportunities, analysis, execution, monitoring and asset sale.

(ii)	Infrastructure
The infrastructure strategy has exposure to real assets across the infra sector in Brazil, through equity and debt instruments. The management team invests through the following sub-sectors:
power, oil & gas, transportation & logistic and water & sewage. The strategy invests across two sub-strategies:
sector-focused funds and structured credit. The fund’s investments are periodically monitored, including the evolution of ESG metrics, financial and operational metrics.

(iii)	Forestry
The Forestry strategy focuses on investments in eucalyptus, pine, and native forests in Brazil, aiming to generate attractive returns through sustainable timber harvesting. The strategy includes both greenfield and brownfield projects, leveraging active management practices to enhance productivity and long-term asset value. Investments are structured across multiple vintages, with the fourth fund currently in fundraising and progressing toward Article 9 classification. The strategy applies an ESG framework to guide portfolio monitoring, set clear objectives, and assess social impacts, prioritizing projects that deliver both environmental and social benefits. The local presence of Lacan and its long-term relationships with key industry players provide privileged access to the best opportunities.
Corporate advisory
The corporate advisory services objective is including high value-added to financial and strategic advisory services to entrepreneurs, corporate senior management teams and boards of directors, focusing primarily on IPO advisory and M&A transactions for Brazilian middle-market companies. The corporate advisory services team serves as trusted advisors to clients targeting local and/or product expertise in the Brazilian marketplace.

	2025
	Private Equity	Real Assets	Credit	Global IP&S	Equities	Corporate Advisory	Corporate Center	Total
In Brazil	69,294	103,304	96,382	74,490	50,449	22,820	—	416,739
Abroad	61,984	24,694	156,352	317,882	36,052	—	—	596,964

Gross revenue from services rendered	131,278	127,998	252,734	392,372	86,501	22,820	—	1,013,703

Advisory fees	—	5,483	2,610	63,996	—	22,820	—	94,909
Management fees	131,278	121,919	240,050	274,257	77,093	—	—	844,597
Other revenues	—	553	—	44,875	—	—	—	45,428
Performance fees	—	43	10,074	9,244	9,408	—	—	28,769
Taxes and contributions	(7,792)	(6,250)	(9,110)	(7,678)	(3,496)	(1,974)	—	(36,300)

Net revenue from services rendered	123,486	121,748	243,624	384,694	83,005	20,846	—	977,403
(-) General and administrative expenses	(16,910)	(33,660)	(93,900)	(120,408)	(32,375)	(7,750)	(390,519)	(695,522)
Share-based payments	—	—	—	—	—	—	(29,912)	(29,912)

Operating profit	106,576	88,088	149,724	264,286	50,630	13,096	(420,431)	251,969
Finance income								145,381
Finance cost								(134,249)
Finance result, net								11,132
Equity Gain/Loss								(1,067)

Profit before income taxes								262,034
Income taxes								(42,740)
Profit for the year								219,294

	2024
	Private Equity	Real Assets	Credit	Global IP&S	Equities	Corporate Advisory	Corporate Center	Total
In Brazil	77,017	101,886	75,273	75,339	58,904	36,421	—	424,840
Abroad	78,319	14,629	21,831	76,024	9,708	10,132	—	210,643

Gross revenue from services rendered	155,336	116,515	97,104	151,363	68,612	46,553	—	635,483

Advisory fees	—	5,400	351	19,299	948	46,553	—	72,551
Management fees	155,336	102,493	87,959	109,203	61,844	—	—	516,834
Other revenues	—	180	—	7,744	—	—	—	7,924
Performance fees	—	8,443	8,794	15,117	5,820	—	—	38,174
Taxes and contributions	(8,688)	(6,103)	(4,907)	(7,619)	(3,730)	(3,657)	—	(34,704)

Net revenue from services rendered	146,648	110,413	92,197	143,744	64,882	42,896	—	600,779
(-) General and administrative expenses	(17,027)	(27,295)	(33,576)	(50,875)	(16,836)	(15,192)	(228,696)	(389,496)
Share-based payments	(10)	(46)	(5)	(10)	(13)	—	(22,395)	(22,479)

Operating profit	129,611	83,072	58,616	92,859	48,033	27,705	(251,091)	188,804
Finance income								86,871
Finance cost								(112,225)
Finance result, net								(25,354)
Equity Gain/Loss								(1,500)

Profit before income taxes								161,950
Income taxes								(45,977)
Profit for the year								115,973

	2023
	Private Equity	Real Assets	Credit	Global IP&S	Equities	Corporate Advisory	Corporate Center	Total
In Brazil	68,569	72,906	60,821	84,822	71,335	38,639	—	397,092
Abroad	65,063	6,860	—	12,041	3,826	2,105	—	89,895

Gross revenue from services rendered	133,632	79,766	60,821	96,863	75,161	40,744	—	486,987

Advisory fees	—	2,700	—	36	—	40,744	—	43,480
Management fees	133,632	77,273	55,339	91,594	63,041	—	—	420,879
Performance fees	—	(207)	5,482	5,232	12,120	—	—	22,628
Taxes and contributions	(8,107)	(4,288)	(3,411)	(8,519)	(4,794)	(3,448)	—	(32,567)

Net revenue from services rendered	125,525	75,478	57,410	88,343	70,366	37,297	—	454,420
(-) General and administrative expenses	(15,384)	(18,186)	(15,293)	(36,972)	(16,835)	(9,699)	(124,927)	(237,297)
Share-based payments	(65)	(651)	(72)	96	(181)	—	(14,094)	(14,967)

Operating profit	110,076	56,641	42,045	51,468	53,350	27,597	(139,021)	202,156
Finance income								121,809
Finance cost								(54,580)
Finance result, net								67,229

Profit before income taxes								269,385
Income taxes								(49,926)
Profit for the year								219,459